Capital and funding - Summary of Combined Financial Information in Relation to HUL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Non-current assets	€ 60,556	€ 57,364
Current assets	19,194	17,902
Current liabilities	(25,234)	(23,507)
Non-current liabilities	(31,961)	(30,995)
Turnover	60,761	59,604	€ 60,073
Profit after tax	6,369	7,140	8,269
Total comprehensive income	8,292	5,114	8,355
Equity at beginning of period	(20,764)	(21,701)	(19,746)
Other comprehensive income	(1,923)	2,026
Other movements in equity	136	2	136	[1]
Equity at end of period	(22,555)	(20,764)	(21,701)
Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	625	653	627
Total comprehensive income	712	524	507
Equity at beginning of period	(2,662)	(2,680)	(2,639)
Other movements in equity	97	21	(107)	[1]
Equity at end of period	(2,565)	(2,662)	(2,680)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited
Disclosure of classes of share capital [line items]
Non-current assets	6,478	6,221
Current assets	2,125	2,004
Current liabilities	(1,456)	(1,315)
Non-current liabilities	(1,798)	(1,531)
Turnover	6,607	6,636
Profit after tax	1,167	1,147
Total comprehensive income	1,318	937
Net increase/(decrease) in cash and cash equivalents	364	(22)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited | Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	446	437
Equity at beginning of period	(2,048)	(2,115)
Other comprehensive income	3	(1)
Dividend paid to the non-controlling interest	511	405
Currency translation	(60)	80
Other movements in equity	(4)	20
Equity at end of period	€ (2,044)	€ (2,048)	€ (2,115)

[1]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.